Employee benefits	12 Months Ended
Dec. 31, 2023
Employee benefits [Abstract]
Employee benefits
11.	Employee benefits

	As of December 31,
	2023	2022
Net defined benefit liability:
Liability for social security contributions	$4,544,203	$4,087,635
Liability for long-service leave	8,766,021	6,654,318
Total employee benefit liability	13,310,224	10,741,953

Non-current	$8,766,021	$6,654,318

Current	$4,544,203	$4,087,635

In accordance with Mexican Labor Law, the Group provides seniority premium benefits, which consist of a single payment of 12 days for each year worked based on the last salary, limited to twice the minimum salary established by law. The relative liability and the annual cost of benefits are calculated by independent actuaries in accordance with the bases defined in the plans, using the projected unit credit method.

Movement in net defined benefit  liability

	As of December 31,
	2023	2022	2021

Balance as of January 1,	$6,654,318	$3,415,458	$3,332,454
Included in profit and loss:
Current service cost	1,706,150	428,469	841,579
Interest cost	544,326	255,911	183,286
	8,904,794	4,099,838	4,357,319
Included in OCI
Remeasurement in loss (gain)	(124,616)	2,554,480	(941,861)

Payments
Benefits paid	(14,157)	-	-

Balance as of December 31,	$8,766,021	$6,654,318	$3,415,458

Actuarial assumptions

The following were the principal actuarial assumption at the reporting date (expressed as weighted averages):

	2023	2022
Discount rate	9.20%	9.01%
Salary growth	5.50%	5.50%
Future salary growth	5.50%	5.50%

As of December 31, 2023 and 2022, the weighted -average duration of the defined benefit obligation was 15 years per employee.

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	As of December 31, 2023		As of December 31, 2022
	Increase	Decrease	Increase	Decrease

Discount rate (1% movement)	$(1,121,519)	$1,298,516	$(851,804)	$986,487

	$(1,121,519)	$1,298,516	$(851,804)	$986,487